Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments Gain (Loss) [Line Items]
Interest expense	$ (24.3)	$ (7.6)	$ (35.8)	$ (15.6)
Miscellaneous, net	(26.8)	0.9	7.8	(0.3)
Foreign exchange (loss) gain, net	(1.2)	(1.3)	(3.6)	(10.5)
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	(21.6)	(2.9)	10.1	0.8
Interest rate swaps
Derivative Instruments Gain (Loss) [Line Items]
Interest expense	(2.1)	(0.8)	(3.1)	(2.1)
Gain on foreign currency option contracts
Derivative Instruments Gain (Loss) [Line Items]
Miscellaneous, net	(0.9)	0.0	35.6	0.0
Foreign exchange forward contracts
Derivative Instruments Gain (Loss) [Line Items]
Miscellaneous, net	(22.7)	0.0	(22.7)	0.0
Foreign exchange (loss) gain, net	$ 4.1	$ (2.1)	$ 0.3	$ 2.9